UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 November 29, 2007 to December 26, 2007

 Commission File Number of issuing entity: 333-143751-07

 Wells Fargo Mortgage Backed Securities 2007-AR8 Trust
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-143751

 Wells Fargo Asset Securities Corporation
 (Exact name of depositor as specified in its charter)

 Wells Fargo Bank, N.A.
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2201136
 (I.R.S. Employer Identification No.)


 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A-1                              _____    _____    __X___    ____________
  A-R                              _____    _____    __X___    ____________
  B-1                              _____    _____    __X___    ____________
  B-2                              _____    _____    __X___    ____________
  B-3                              _____    _____    __X___    ____________
  B-4                              _____    _____    __X___    ____________
  B-5                              _____    _____    __X___    ____________
  B-6                              _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On December 26, 2007 a distribution was made to holders of Wells Fargo Mortgage Backed Securities 2007-AR8 Trust.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Wells Fargo Mortgage Backed Securities 2007-AR8 Trust, relating to the December 26, 2007 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Wells Fargo Mortgage Backed Securities 2007-AR8 Trust
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Julie Eichler
 Julie Eichler, Officer

 Date: January 4, 2008

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Wells Fargo Mortgage Backed Securities 2007-AR8 Trust, relating to the December 26, 2007 distribution.



 EX-99.1


Wells Fargo Asset Securities Corporation
Mortgage Pass-Through Certificates



Distribution Date:       12/26/2007


Wells Fargo Asset Securities Corporation
Mortgage Pass-Through Certificates
Series 2007-AR8


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         8480 Stagecoach Circle
         Frederick, MD 21701-4747
         www.ctslink.com
         Telephone: 1-866-846-4526
         Fax:       240-586-8675







                                         Certificateholder Distribution Summary

         Class                     CUSIP           Record         Certificate            Beginning             Interest
                                                     Date        Pass-Through          Certificate         Distribution
                                                                         Rate              Balance
          A-1                  94985YAA5       11/30/2007            6.33417%       412,791,000.00         2,178,803.89
          A-R                  94985YAB3       11/30/2007            6.33417%               100.00                 0.53
          B-1                  94985YAC1       11/30/2007            6.33417%        10,450,000.00            55,157.45
          B-2                  94985YAD9       11/30/2007            6.33417%         4,572,000.00            24,132.05
          B-3                  94985YAE7       11/30/2007            6.33417%         1,742,000.00             9,194.67
          B-4                  94985YAF4       11/30/2007            6.33417%         3,048,000.00            16,088.03
          B-5                  94985YAG2       11/30/2007            6.33417%           653,000.00             3,446.68
          B-6                  94985YAH0       11/30/2007            6.33417%         2,178,004.41            11,496.00

Totals                                                                              435,434,104.41         2,298,319.30


                                   Certificateholder Distribution Summary (continued)

         Class                   Principal           Current               Ending                Total        Cumulative
                              Distribution          Realized          Certificate         Distribution          Realized
                                                        Loss              Balance                                 Losses
          A-1                 3,467,973.55              0.00       409,323,026.45         5,646,777.44              0.00
          A-R                       100.00              0.00                 0.00               100.53              0.00
          B-1                     1,332.64              0.00        10,448,667.36            56,490.09              0.00
          B-2                       583.04              0.00         4,571,416.96            24,715.09              0.00
          B-3                       222.15              0.00         1,741,777.85             9,416.82              0.00
          B-4                       388.70              0.00         3,047,611.30            16,476.73              0.00
          B-5                        83.27              0.00           652,916.73             3,529.95              0.00
          B-6                       277.75              0.00         2,177,726.66            11,773.75              0.00

Totals                        3,470,961.10              0.00       431,963,143.31         5,769,280.40              0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.

All Record Dates are based upon the governing documents and logic set forth as of closing.



                                             Principal Distribution Statement

         Class                      Original           Beginning            Scheduled        UnScheduled         Accretion
                                        Face         Certificate            Principal          Principal
                                      Amount             Balance         Distribution       Distribution
          A-1                 412,791,000.00      412,791,000.00            52,639.70       3,415,333.85              0.00
          A-R                         100.00              100.00                 1.52              98.48              0.00
          B-1                  10,450,000.00       10,450,000.00             1,332.64               0.00              0.00
          B-2                   4,572,000.00        4,572,000.00               583.04               0.00              0.00
          B-3                   1,742,000.00        1,742,000.00               222.15               0.00              0.00
          B-4                   3,048,000.00        3,048,000.00               388.70               0.00              0.00
          B-5                     653,000.00          653,000.00                83.27               0.00              0.00
          B-6                   2,178,004.41        2,178,004.41               277.75               0.00              0.00

Totals                        435,434,104.41      435,434,104.41            55,528.77       3,415,432.33              0.00


                                          Principal Distribution Statement (continued)

         Class                    Realized             Total               Ending                    Ending                Total
                                      Loss         Principal          Certificate               Certificate            Principal
                                                   Reduction              Balance                Percentage         Distribution
          A-1                         0.00      3,467,973.55       409,323,026.45                0.99159872         3,467,973.55
          A-R                         0.00            100.00                 0.00                0.00000000               100.00
          B-1                         0.00          1,332.64        10,448,667.36                0.99987247             1,332.64
          B-2                         0.00            583.04         4,571,416.96                0.99987248               583.04
          B-3                         0.00            222.15         1,741,777.85                0.99987247               222.15
          B-4                         0.00            388.70         3,047,611.30                0.99987247               388.70
          B-5                         0.00             83.27           652,916.73                0.99987248                83.27
          B-6                         0.00            277.75         2,177,726.66                0.99987248               277.75

Totals                                0.00      3,470,961.10       431,963,143.31                0.99202873         3,470,961.10



                                            Principal Distribution Factors Statement

         Class                    Original             Beginning              Scheduled           UnScheduled          Accretion
                                      Face           Certificate              Principal             Principal
                                    Amount               Balance           Distribution          Distribution
          A-1               412,791,000.00         1000.00000000             0.12752143            8.27376045         0.00000000
          A-R                       100.00         1000.00000000            15.20000000          984.80000000         0.00000000
          B-1                10,450,000.00         1000.00000000             0.12752536            0.00000000         0.00000000
          B-2                 4,572,000.00         1000.00000000             0.12752406            0.00000000         0.00000000
          B-3                 1,742,000.00         1000.00000000             0.12752583            0.00000000         0.00000000
          B-4                 3,048,000.00         1000.00000000             0.12752625            0.00000000         0.00000000
          B-5                   653,000.00         1000.00000000             0.12751914            0.00000000         0.00000000
          B-6                 2,178,004.41         1000.00000000             0.12752499            0.00000000         0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                  Realized                 Total                 Ending               Ending                 Total
                                    Loss             Principal            Certificate          Certificate             Principal
                                                     Reduction                Balance           Percentage          Distribution
          A-1                 0.00000000            8.40128188           991.59871812           0.99159872            8.40128188
          A-R                 0.00000000         1000.00000000             0.00000000           0.00000000         1000.00000000
          B-1                 0.00000000            0.12752536           999.87247464           0.99987247            0.12752536
          B-2                 0.00000000            0.12752406           999.87247594           0.99987248            0.12752406
          B-3                 0.00000000            0.12752583           999.87247417           0.99987247            0.12752583
          B-4                 0.00000000            0.12752625           999.87247375           0.99987247            0.12752625
          B-5                 0.00000000            0.12751914           999.87248086           0.99987248            0.12751914
          B-6                 0.00000000            0.12752499           999.87247501           0.99987248            0.12752499


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                Accrual         Accrual        Current         Beginning             Current            Payment of
                               Dates           Days      Certificate      Certificate/             Accrued        Unpaid Interest
                                                                Rate          Notional            Interest          Shortfall (1)
                                                                               Balance
          A-1            11/01/07 - 11/30/07    30          6.33417%    412,791,000.00        2,178,905.41                   0.00
          A-R            11/01/07 - 11/30/07    30          6.33417%            100.00                0.53                   0.00
          B-1            11/01/07 - 11/30/07    30          6.33417%     10,450,000.00           55,160.02                   0.00
          B-2            11/01/07 - 11/30/07    30          6.33417%      4,572,000.00           24,133.17                   0.00
          B-3            11/01/07 - 11/30/07    30          6.33417%      1,742,000.00            9,195.10                   0.00
          B-4            11/01/07 - 11/30/07    30          6.33417%      3,048,000.00           16,088.78                   0.00
          B-5            11/01/07 - 11/30/07    30          6.33417%        653,000.00            3,446.84                   0.00
          B-6            11/01/07 - 11/30/07    30          6.33417%      2,178,004.41           11,496.53                   0.00

Totals                                                                                        2,298,426.38                   0.00



                                          Interest Distribution Statement (continued)

         Class                     Current       Non-Supported              Total           Remaining                   Ending
                                  Interest            Interest           Interest     Unpaid Interest             Certificate/
                              Shortfall(1)           Shortfall       Distribution        Shortfall(1)                 Notional
                                                                                                                       Balance
          A-1                         0.00              101.51       2,178,803.89                0.00           409,323,026.45
          A-R                         0.00                0.00               0.53                0.00                     0.00
          B-1                         0.00                2.57          55,157.45                0.00            10,448,667.36
          B-2                         0.00                1.12          24,132.05                0.00             4,571,416.96
          B-3                         0.00                0.43           9,194.67                0.00             1,741,777.85
          B-4                         0.00                0.75          16,088.03                0.00             3,047,611.30
          B-5                         0.00                0.16           3,446.68                0.00               652,916.73
          B-6                         0.00                0.54          11,496.00                0.00             2,177,726.66

Totals                                0.00              107.08       2,298,319.30                0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

                                             Interest Distribution Factors Statement

         Class                      Original        Current               Beginning                Current           Payment of
                                        Face    Certificate             Certificate/               Accrued       Unpaid Interest
                                      Amount           Rate                 Notional              Interest         Shortfall (1)
                                                                             Balance
          A-1                 412,791,000.00       6.33417%            1000.00000000            5.27847121            0.00000000
          A-R                         100.00       6.33417%            1000.00000000            5.30000000            0.00000000
          B-1                  10,450,000.00       6.33417%            1000.00000000            5.27847081            0.00000000
          B-2                   4,572,000.00       6.33417%            1000.00000000            5.27847113            0.00000000
          B-3                   1,742,000.00       6.33417%            1000.00000000            5.27847302            0.00000000
          B-4                   3,048,000.00       6.33417%            1000.00000000            5.27847113            0.00000000
          B-5                     653,000.00       6.33417%            1000.00000000            5.27846861            0.00000000
          B-6                   2,178,004.41       6.33417%            1000.00000000            5.27846957            0.00000000

                                        Interest Distribution Factors Statement (continued)

         Class                     Current         Non-Supported                Total      Remaining Unpaid                Ending
                                  Interest              Interest             Interest              Interest           Certificate/
                              Shortfall(1)             Shortfall         Distribution          Shortfall(1)               Notional
                                                                                                                           Balance
          A-1                   0.00000000            0.00024591           5.27822528            0.00000000           991.59871812
          A-R                   0.00000000            0.00000000           5.30000000            0.00000000             0.00000000
          B-1                   0.00000000            0.00024593           5.27822488            0.00000000           999.87247464
          B-2                   0.00000000            0.00024497           5.27822616            0.00000000           999.87247594
          B-3                   0.00000000            0.00024684           5.27822618            0.00000000           999.87247417
          B-4                   0.00000000            0.00024606           5.27822507            0.00000000           999.87247375
          B-5                   0.00000000            0.00024502           5.27822358            0.00000000           999.87248086
          B-6                   0.00000000            0.00024793           5.27822623            0.00000000           999.87247501

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                5,699,038.55
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                   161,618.99
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
Total Deposits                                                                                         5,860,657.54

Withdrawals
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                       0.00
     Total Administration Fees                                                                            91,377.14
     Payment of Interest and Principal                                                                 5,769,280.40
Total Withdrawals (Pool Distribution Amount)                                                           5,860,657.54

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.








                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                  3,069.51
Servicing Fee Support                                                                            2,962.43

Non-Supported Prepayment/Curtailment Interest Shortfall                                            107.08


                                        ADMINISTRATION FEES
Gross Servicing Fee                                                                      90,711.13
Master Servicing Fee - Wells Fargo Bank, N.A.                                             3,628.45
Supported Prepayment/Curtailment Interest Shortfall                                       2,962.43

Total Administration Fees                                                                91,377.14


NOTE: Servicer Payee:  Wells Fargo Home Mortgage.






                                                          Collateral Statement

                                                                            Total
 Collateral Description                                         Mixed Fixed & Arm
 Weighted Average Coupon Rate                                            6.594172
 Weighted Average Net Rate                                               6.334172
 Weighted Average Pass-Through Rate                                      6.334172
 Weighted Average Remaining Term                                              356
 Principal And Interest Constant                                     2,448,303.86
 Beginning Loan Count                                                         817
 Loans Paid in Full                                                             4
 Ending Loan Count                                                            813
 Beginning Scheduled Balance                                       435,434,104.41
 Ending Scheduled Balance                                          431,963,143.31
 Actual Ending Collateral Balance                                  428,340,727.54
 Scheduled Principal                                                    55,528.77
 Unscheduled Principal                                               3,415,432.33
 Scheduled Interest                                                  2,392,658.84
 Servicing Fees                                                         90,711.13
 Master Servicing Fees                                                   3,628.45
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                                   0.00
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        2,298,319.27
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Special Servicing Fee                                                       0.00

 Class A Optimal Amount                                              5,646,979.48

 Ending Scheduled Balance for Premium Loans                        431,963,143.31
 Outstanding Mortgage Loans with Orig. LTV
    Less than or equal to 80%                                      411,404,284.83
    Greater than 80%, less than or equal to 85%                      2,537,066.55
    Greater than 85%, less than or equal to 95%                     14,784,919.63
    Greater than 95%                                                 3,240,121.83

The Weighted Average Remaining Term is utilizing a step-down method.

                                    Additional Reporting - Deal Level



                                           Structural Reporting
Senior Percentage                                                                              94.799901%
Senior Prepayment Percentage                                                                  100.000000%
Subordinate Percentage                                                                          5.200099%
Subordinate Prepayment Precentage                                                               0.000000%


                               Delinquency Status - MBA Delinquency Calculation Method

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      5                   0                    0                   0                    5
             2,406,801.16        0.00                 0.00                0.00                 2,406,801.16

60 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

90 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       5                   0                    0                   0                    5
             2,406,801.16        0.00                 0.00                0.00                 2,406,801.16

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      0.615006%           0.000000%            0.000000%           0.000000%            0.615006%
             0.561889%           0.000000%            0.000000%           0.000000%            0.561889%

60 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

90 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       0.615006%           0.000000%            0.000000%           0.000000%            0.615006%
             0.561889%           0.000000%            0.000000%           0.000000%            0.561889%


Please refer to CTSLink.com for a list of delinquency code descriptions.



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     290,598.04



                         SUBORDINATION LEVEL/CREDIT ENHANCEMENT/CLASS PERCENTAGE AND PREPAYMENT PERCENTAGE

                                                                                                           Current
                                Original $        Original %            Current $         Current %          Class%   Prepayment%

                             22,643,004.41       5.20009898%        22,640,116.86       5.24121495%      94.758785%    100.000000%
Class B-1                    12,193,004.41       2.80019509%        12,191,449.50       2.82233558%       2.418879%      0.000000%
Class B-2                     7,621,004.41       1.75020843%         7,620,032.54       1.76404692%       1.058289%      0.000000%
Class B-3                     5,879,004.41       1.35014790%         5,878,254.69       1.36082320%       0.403224%      0.000000%
Class B-4                     2,831,004.41       0.65015679%         2,830,643.39       0.65529743%       0.705526%      0.000000%
Class B-5                     2,178,004.41       0.50019151%         2,177,726.66       0.50414641%       0.151151%      0.000000%
Class B-6                             0.00       0.00000000%                 0.00       0.00000000%       0.504146%      0.000000%

Please Refer to the Prospectus Supplement for a Full Description of Loss Exposure




               REO Loan Detail - All Mortgage Loans in REO during Current Period

        Group                   Loan            First    State                    LTV           Original
                              Number          Payment                              at          Principal
                                                 Date                     Origination            Balance

                                        No REO Loans this Period



               REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

        Group                   Loan            Current        Paid to         Months    Current Loan         Approximate
                              Number             Actual           Date     Delinquent            Rate          Delinquent
                                                Balance                                                          Interest

                                                 No REO Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

         Group                      Loan            First     State                LTV at                Original
                                  Number          Payment                      Origination              Principal
                                                     Date                                                 Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

       Group                    Loan            Current        Paid To        Months           Current         Approximate
                              Number             Actual           Date     Delinquent        Loan Rate          Delinquent
                                                Balance                                                           Interest
                                   No Foreclosure Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan          First     State                   LTV          Original
                                  Number        Payment                              at         Principal
                                                   Date                     Origination           Balance

                                                 No Bankruptcy Loans this Period


           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

       Group                    Loan            Current        Paid to        Months      Current Loan       Approximate
                              Number             Actual           Date     Delinquent             Rate        Delinquent
                                                Balance                                                         Interest

                                             No Bankruptcy Loans this Period


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Total                                       0                  0.00                   0.00                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                                Loan          Full             Prior             Penalty            Penalty
         Group                Number          Date           Balance              Amount             Waived


                                     No Prepayment Penalties this Period

                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                              Repurchases Due to Breaches

                                 Beginning
               Loan              Scheduled              Payoff        Current            Current
             Number                Balance             Balance           Rate            Payment

                           No Repurchases Due to Breaches this Period

                                    Repurchases Due to Other

                                 Beginning
               Loan              Scheduled               Payoff        Current           Current
             Number                Balance              Balance           Rate           Payment

                             No Repurchases Due to Other this Period



                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 4.000             0                0.00            0.000
     4.000    4.499             0                0.00            0.000
     4.500    4.999             1          600,236.00            0.139
     5.000    5.499            17        7,399,485.67            1.713
     5.500    5.999            35       16,665,038.11            3.858
     6.000    6.499           216      121,406,761.46           28.106
     6.500    6.999           427      222,035,313.55           51.401
     7.000    7.499            76       41,292,977.80            9.559
     7.500    7.999            40       22,474,080.72            5.203
     8.000    8.499             1           89,250.00            0.021
     8.500    8.999             0                0.00            0.000
     9.000    9.499             0                0.00            0.000
     9.500    9.999             0                0.00            0.000
    10.000   10.499             0                0.00            0.000
    10.500   10.999             0                0.00            0.000
    11.000   11.499             0                0.00            0.000
    11.500   11.999             0                0.00            0.000
    12.000   12.499             0                0.00            0.000
    12.500   12.999             0                0.00            0.000
 >= 13.000                      0                0.00            0.000
              Total           813      431,963,143.31          100.000


                                                 SUPPLEMENTAL REPORTING

Business Day
Any day other than (i) a Saturday or a Sunday, or (ii) a legal holiday in the City of New York, State of Iowa,
State of Maryland or State of Minnesota or (iii) a day on which banking institutions in the City of New York, or the State of Iowa, State of Maryland or State of Minnesota are authorized or obligated by law or executive order to be closed.

Closing Date
November 29, 2007.

Cut-Off Date
November 1, 2007.

Determination Date
The 17th day of the month in which the related Distribution Date occurs, or if such 17th day is not a Business
Day, the Business Day preceding such 17th day.

Distribution Date
The 25th day of any month, beginning in the month following the month of initial issuance of the Certificates, or if such 25th day is not a Business Day, the Business Day following such 25th day.

Record Date
The last Business Day of the month preceding the month of the related Distribution Date.

Remittance Date
The 24th day of each month (or the preceding Business Day if the 24th day is not a Business Day). Each month, the Servicer must transfer all required funds from the Custodial P&I Account to the Certificate Account on or
before the Remittance Date.

